Financial instruments - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments And Fair Value Measurements [Abstract]
Deposits for reclamation bonding (Note 15)	$ 15,452	$ 14,919
Other	392	369
Restricted cash	$ 15,844	$ 15,288